BASIS OF PRESENTATION, Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Details) - USD ($)
$ in Thousands
		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Current assets [Abstract]
Cash and cash equivalents		$ 4,645,383	$ 6,166,880
Total current assets		9,397,098	8,939,004
Non-current assets [Abstract]
Property and equipment, net		442,122	386,401
Long-term investments		286,372	190,482
Deferred tax assets		114,862	99,904
Total non-current assets		2,125,949	1,516,667
Total assets		11,523,047	10,455,671
Current liabilities [Abstract]
Accrued expenses and other payables		2,670,816	2,033,461
Deferred revenue		2,538,838	2,150,165
Total current liabilities		5,883,597	4,636,067
Non-current liabilities [Abstract]
Deferred revenue		396,138	343,297
Total non-current liabilities		2,040,525	2,399,365
Total liabilities		7,924,122	7,035,432
Revenue [Abstract]
Revenue		4,044,192		$ 1,596,954
Net loss		(855,760)	(949,831)	(674,326)
VIEs [Member]
Current assets [Abstract]
Cash and cash equivalents		97,396	94,502
Amounts due from intercompanies	[1]	141,878	44,928
Others		66,892	79,484
Total current assets		306,166	218,914
Non-current assets [Abstract]
Property and equipment, net		33,988	35,453
Long-term investments		17,313	16,080
Deferred tax assets		48,776	47,948
Others		23,682	37,662
Total non-current assets		123,759	137,143
Total assets		429,925	356,057
Current liabilities [Abstract]
Accrued expenses and other payables		112,185	91,186
Deferred revenue		204,926	212,377
Amounts due to intercompanies	[1]	116,898	70,019
Others		28,104	31,104
Total current liabilities		462,113	404,686
Non-current liabilities [Abstract]
Deferred revenue		70,953	55,200
Amounts due to intercompanies	[1]	30,910	15,710
Others		6,759	18,418
Total non-current liabilities		108,622	89,328
Total liabilities		570,735	$ 494,014
Revenue [Abstract]
Net loss		(19,089)		(28,770)
Net cash generated from (used in) operating activities		(12,218)		59,030
Net cash (used in) generated from investing activities		500		(25,122)
Net cash generated from financing activities		14,025		32,220
VIEs [Member] | Third Party Customers [Member]
Revenue [Abstract]
Revenue		333,847		262,801
VIEs [Member] | Intercompanies [Member]
Revenue [Abstract]
Revenue		$ 84,876		$ 70,363

[1]	Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.